Condensed Deutsche Bank AG (Parent Company Only) Financial Information (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Deutsche Bank AG (Parent Company only) Financial Information [Abstract]
Condensed Statement of Income (Parent Company Only)	Condensed statement of income

in € m.	2025	2024	2023
Interest income, excluding dividends from subsidiaries	39,442	42,684	38,205
Dividends received from subsidiaries:
Bank subsidiaries	651	446	516
Nonbank subsidiaries	1,645	1,677	2,255
Interest expense	28,415	32,068	26,260
Net interest and dividend income	13,323	12,740	14,715
Provision for credit losses	1,525	1,359	1,158
Net interest and dividend income after provision for credit losses	11,798	11,381	13,557
Noninterest income:
Commissions and fee income	5,304	5,114	4,513
Net gains (losses) on financial assets/liabilities at fair value through profit or loss	3,684	4,736	4,681
Other income (loss)[1]	2,296	1,939	(412)
Total noninterest income	11,284	11,789	8,782
Noninterest expenses:
Compensation and benefits	6,263	6,271	5,896
General and administrative expenses	5,871	7,461	6,540
Services provided by (to) affiliates, net	2,177	2,486	2,540
Impairment of goodwill and other intangible assets	216	—	—
Total noninterest expenses	14,527	16,218	14,976
Income (loss) before income taxes	8,555	6,951	7,363
Income tax expense (benefit)	1,117	1,307	906
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components	7,438	5,644	6,457
[1]Includes net gains (losses) on financial assets mandatory at fair value through other comprehensive income as well as impairments and write-ups on investments in subsidiaries.
Condensed statement of comprehensive income

in € m.	2025	2024	2023
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components	7,438	5,644	6,457
Other comprehensive income (loss), net of tax	(2,273)	197	(143)
Total comprehensive income (loss), net of tax	5,165	5,841	6,314

Condensed Balance Sheet (Parent Company Only)	Condensed balance sheet

in € m.	Dec 31, 2025	Dec 31, 2024
Assets:
Cash and central bank balances:	134,099	117,769
Interbank balances (w/o central banks):
Bank subsidiaries	17,850	24,335
Other	8,567	5,298
Central bank funds sold, securities purchased under resale agreements, securities borrowed:
Bank subsidiaries	—	—
Nonbank subsidiaries	9,295	9,340
Other	37,424	40,835
Financial assets at fair value through profit or loss:
Bank subsidiaries	1,935	2,049
Nonbank subsidiaries	3,410	2,203
Other	457,523	480,479
Financial assets at fair value through other comprehensive income	69,543	68,423
Investments in associates	286	285
Investment in subsidiaries:
Bank subsidiaries	7,625	6,830
Nonbank subsidiaries	26,527	26,311
Loans:
Bank subsidiaries	45,311	45,569
Nonbank subsidiaries	36,208	36,467
Other	350,513	353,037
Other assets:
Bank subsidiaries	2,406	2,727
Nonbank subsidiaries	13,103	10,947
Other	124,113	100,273
Total assets	1,345,738	1,333,177
Liabilities and equity:
Deposits:
Bank subsidiaries	29,303	28,657
Nonbank subsidiaries	14,750	14,197
Other	594,883	568,530
Central bank funds purchased, securities sold under repurchase agreements and securities loaned:
Bank subsidiaries	591	1,298
Nonbank subsidiaries	25,404	28,881
Other	4,077	3,718
Financial liabilities at fair value through profit or loss:
Bank subsidiaries	2,795	3,038
Nonbank subsidiaries	2,471	1,329
Other	335,286	359,961
Other short-term borrowings:
Bank subsidiaries	38	586
Nonbank subsidiaries	801	684
Other	17,984	9,681
Other liabilities:
Bank subsidiaries	1,609	1,624
Nonbank subsidiaries	7,455	6,282
Other	83,806	82,547
Long-term debt	154,647	154,437
Total liabilities	1,275,900	1,265,448
Total shareholders’ equity	58,130	56,179
Additional equity components	11,708	11,550
Total equity	69,838	67,729
Total liabilities and equity	1,345,738	1,333,177

Condensed Statement of Cash Flows (Parent Company Only)	Condensed statement of cash flows

in € m.	2025	2024	2023
Net cash provided by (used in) operating activities	43,482	(29,917)	5,231
Cash flows from investing activities:
Proceeds from:
Sale of financial assets at fair value through other comprehensive income	10,215	17,261	14,245
Maturities of financial assets at fair value through other comprehensive income	14,709	14,788	13,769
Sale of debt securities held to collect at amortized cost	—	20	—
Maturities of debt securities held to collect at amortized cost	3,426	6,435	6,702
Sale of equity method investments	—	—	20
Sale of property and equipment	4	17	28
Purchase of:
Financial assets at fair value through other comprehensive income	(28,744)	(35,559)	(32,017)
Debt Securities held to collect at amortized cost	(22,951)	(5,110)	(3,920)
Investments in associates	(5)	(57)	(60)
Property and equipment	(298)	(377)	(327)
Net change in investments in subsidiaries	(531)	(495)	(35)
Other, net	(1,382)	(1,303)	(1,199)
Net cash provided by (used in) investing activities	(25,557)	(4,379)	(2,794)
Cash flows from financing activities:
Issuances of subordinated long-term debt	19	3	1,396
Repayments and extinguishments of subordinated long-term debt	(2,699)	(114)	(1,407)
Principal portion of lease payments	(363)	(413)	(395)
Common shares issued	—	—	—
Purchases of treasury shares	(1,618)	(1,126)	(857)
Sale of treasury shares	—	—	395
Additional Equity Components (AT1) issued	2,500	3,000	—
Additional Equity Components (AT1) repaid	(2,360)	—	—
Purchases of Additional Equity Components (AT1)	(3,063)	(3,341)	(356)
Sale of Additional Equity Components (AT1)	3,071	3,316	415
Coupon on additional equity components, pre tax	(761)	(574)	(498)
Cash dividends paid to Deutsche Bank shareholders	(1,315)	(883)	(610)
Net cash provided by (used in) financing activities	(6,589)	(131)	(1,918)
Net effect of exchange rate changes on cash and cash equivalents	(4,109)	1,967	(791)
Net increase (decrease) in cash and cash equivalents	7,228	(32,460)	(273)
Cash and cash equivalents at beginning of period	104,608	137,068	137,341
Cash and cash equivalents at end of period	111,836	104,608	137,068
Net cash provided by (used in) operating activities include
Income taxes paid (received), net	25	738	196
Interest paid	28,553	31,629	24,360
Interest received	39,533	41,863	38,161
Dividends received	2,186	2,754	2,053
Cash and cash equivalents comprise
Cash and central bank balances (not included Interest-earning time deposits with central banks)	104,817	98,417	132,547
Interbank balances (w/o central banks)	7,018	6,191	4,521
Total	111,836	104,608	137,068

Parent Company Long-Term Debt (Parent Company Only)	Parent company’s long-term debt by earliest contractual maturity

in € m.	Due in 2026	Due in 2027	Due in 2028	Due in 2029	Due in 2030	Due after 2030	Total Dec 31, 2025	Total Dec 31, 2024
Senior debt:
Bonds and notes:
Fixed rate	13,565	12,269	13,269	10,378	8,854	9,150	67,485	70,482
Floating rate	2,508	2,817	517	1,050	1,918	3,471	12,281	11,196
Other	3,797	2,713	2,454	2,075	1,382	53,333	65,754	59,940
Subordinated debt
Bonds and notes:
Fixed rate	2,024	2,363	—	—	424	3,401	8,212	12,234
Floating rate	—	—	—	—	—	230	230	500
Other	642	20	—	—	23	—	685	85
Total long-term debt	22,536	20,182	16,240	13,503	12,601	69,585	154,647	154,437